Note 47 Impairment Or Reversal Of Impairment On Financial Assets Not Measured At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Line Items]
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income	€ 42	€ 76	€ 17
Gains (losses) on financial assets at amortised cost	4,386	3,303	3,017
Gain on recovery of loans and advances previously written off	(369)	(390)	(423)
Impairment loss on financial assets	€ 4,428	€ 3,379	€ 3,034